Income Taxes - Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Tax at statutory rate	20.00%	20.00%	21.00%
U.S. state taxes, net of federal	(1.00%)	(1.90%)	9.90%
Foreign rate differential	(39.30%)	18.00%	(214.60%)
Meals and entertainment	(7.40%)	(7.90%)	24.30%
Branch income / loss	0.90%	0.30%	(2.70%)
Share-based compensation	(4.00%)	(7.30%)	90.80%
Foreign exchange	(24.80%)	7.40%	(215.40%)
Non-deductible interest expense	(3.30%)	(13.90%)	76.20%
Tax credits	15.60%	7.90%
Change in valuation allowance	124.70%	48.10%	243.50%
Deferred tax true-ups	(12.40%)	(61.00%)
Tax reserves	(117.70%)	(23.80%)
Provision to return	(0.70%)	(6.50%)
Other foreign taxes	(6.70%)
Non-deductible expenses	(10.60%)	(3.90%)
Deferred tax rate change	(1.30%)	(12.80%)
Other		0.90%	1.80%
Effective Tax Rate	(68.00%)	(36.40%)	34.80%